SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
Schedule of share capital

The share capital as of each balance sheet date was as follows (EUR in millions):

	As of December 31, 2024			As of December 31, 2025
	Shares	EUR	USD	Shares	EUR	USD
Authorized:	574,887,316			571,397,348
Class A ordinary shares	500,000,000			500,000,000
Class B ordinary shares	37,138,658			35,698,674
Class C ordinary shares	37,748,658			35,698,674
Issued and fully paid:	362,040,944	€6.8	$9.2	324,187,735	€6.4	$8.4
Class A ordinary shares	326,342,270	3.2	4.3	288,489,061	2.9	3.6
Class B ordinary shares	35,698,674	3.6	4.9	33,551,883	3.3	4.6
Class C ordinary shares	—	—	—	2,146,791	0.2	0.2